Borrowings - Senior Secured Term Loan Facility (Details) - Senior Secured Term Loan Facility - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Quarterly payment under original terms as percentage of original principal amount	1.00%
Repayments of debt	$ 0	$ 0